Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other non-current assets [text block] [Abstract]
Schedule of Other Long Term Assets
	December 31,
	2020	2019
	U.S. Dollars in thousands

Distribution right (1)	1,492	298
Long term pre-paid expenses	81	54
Total Other Long Term Assets	$1,573	$352